Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated January 10, 2019
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
and
(For Certificates effective on or after 1/1/2009)

dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

Effective December 19, 2018, Aon Securities Inc. is Aon Securities LLC. All references in your prospectus to Aon Securities Inc. are replaced with Aon Securities LLC.

AICPASUP108